Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
UTILITY PLANT:
Utility plant in service	$ 4,992,594	$ 4,658,023
Less accumulated depreciation	2,320,955	2,264,606
Utility plant in service - net	2,671,639	2,393,417
Construction work in progress	766,406	447,399
Spare parts inventory	12,336	14,816
Property held for future use	1,002	1,002
Utility plant - net	3,451,383	2,856,634
OTHER ASSETS:
Nonutility property - at cost, less accumulated depreciation	517	522
Other long-term assets	5,664	6,221
Other assets - net	6,181	6,743
CURRENT ASSETS:
Cash and cash equivalents	21,521	26,933
Accounts receivable and unbilled revenue (less allowance for doubtful accounts of $2,076 and $1,982, respectively)	124,167	139,709
Fuel inventories - at average cost	66,834	47,550
Materials and supplies - at average cost	57,997	60,185
Deferred tax asset - current	0	61,782
Regulatory assets	8,002	93
Prepayments and other current assets	26,063	23,161
Total current assets	304,584	359,413
DEFERRED DEBITS:
Regulatory assets	448,200	419,193
Miscellaneous	6,821	10,539
Total deferred debits	455,021	429,732
TOTAL	4,217,169	3,652,522
Common shareholders' equity:
Paid in capital	383,448	168,610
Accumulated deficit	(30,515)	(17,339)
Total common shareholders' equity	352,933	151,271
Cumulative preferred stock of subsidiary	59,784	59,784
Long-term debt	2,153,276	1,935,717
Total capitalization	2,565,993	2,146,772
CURRENT LIABILITIES:
Short-term debt	166,655	50,000
Accounts payable	155,428	110,623
Accrued expenses	19,482	25,187
Accrued real estate and personal property taxes	17,712	19,177
Regulatory liabilities	28,169	27,943
Accrued interest	31,690	30,726
Customer deposits	30,719	28,337
Other current liabilities	12,623	12,881
Total current liabilities	462,478	304,874
DEFERRED CREDITS AND OTHER LONG-TERM LIABILITIES:
Regulatory liabilities	639,516	610,917
Deferred income taxes - net	397,394	421,127
Non-current income tax liability	7,147	7,042
Unamortized investment tax credit	3,910	5,229
Accrued pension and other postretirement benefits	80,734	96,464
Asset retirement obligations	58,986	59,098
Miscellaneous	1,011	999
Total deferred credits and other long-term liabilities	$ 1,188,698	$ 1,200,876
COMMITMENTS AND CONTINGENCIES
TOTAL	$ 4,217,169	$ 3,652,522
Indianapolis Power And Light Company [Member]
UTILITY PLANT:
Utility plant in service	4,992,594	4,658,023
Less accumulated depreciation	2,320,955	2,264,606
Utility plant in service - net	2,671,639	2,393,417
Construction work in progress	766,406	447,399
Spare parts inventory	12,336	14,816
Property held for future use	1,002	1,002
Utility plant - net	3,451,383	2,856,634
OTHER ASSETS:
Other assets - net	947	1,648
CURRENT ASSETS:
Cash and cash equivalents	19,852	20,999
Accounts receivable and unbilled revenue (less allowance for doubtful accounts of $2,076 and $1,982, respectively)	124,167	139,709
Fuel inventories - at average cost	66,834	47,550
Materials and supplies - at average cost	57,998	60,185
Deferred tax asset - current	0	41,551
Regulatory assets	8,002	93
Prepayments and other current assets	28,578	23,031
Total current assets	305,431	333,118
DEFERRED DEBITS:
Regulatory assets	448,200	419,193
Miscellaneous	6,819	10,551
Total deferred debits	455,019	429,744
TOTAL	4,212,780	3,621,144
Common shareholders' equity:
Common stock	324,537	324,537
Paid in capital	385,140	170,306
Accumulated deficit	415,227	430,266
Total common shareholders' equity	1,124,904	925,109
Cumulative preferred stock of subsidiary	59,784	59,784
Long-term debt	1,355,505	1,141,627
Total capitalization	2,540,193	2,126,520
CURRENT LIABILITIES:
Short-term debt	166,655	50,000
Accounts payable	155,411	110,606
Accrued expenses	19,466	25,084
Accrued real estate and personal property taxes	17,712	19,177
Regulatory liabilities	28,169	27,943
Accrued interest	21,104	20,108
Customer deposits	30,719	28,337
Other current liabilities	22,323	12,581
Total current liabilities	461,559	293,836
DEFERRED CREDITS AND OTHER LONG-TERM LIABILITIES:
Regulatory liabilities	639,516	610,917
Deferred income taxes - net	419,731	421,044
Non-current income tax liability	7,147	7,042
Unamortized investment tax credit	3,910	5,229
Accrued pension and other postretirement benefits	80,734	96,464
Asset retirement obligations	58,986	59,098
Miscellaneous	1,004	994
Total deferred credits and other long-term liabilities	$ 1,211,028	$ 1,200,788
COMMITMENTS AND CONTINGENCIES
TOTAL	$ 4,212,780	$ 3,621,144